Trade current assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about working capital [Line Items]
Balance working capital	€ (1,395)	€ (1,182)	€ (1,511)
Increase decrease in working capital exchange rate	75	(21)
Increase decrease in working capital consolidation scope changes	(19)	4
Increase decrease in working capital other	(267)	345
Inventories total [Member]
Disclosure of detailed information about working capital [Line Items]
Balance working capital	540	492	458
Increase decrease in working capital exchange rate	(28)	13
Increase decrease in working capital consolidation scope changes	0	0
Increase decrease in working capital other	76	21
Short-term trade receivables [Member]
Disclosure of detailed information about working capital [Line Items]
Balance working capital	1,761	1,625	1,354
Increase decrease in working capital exchange rate	(68)	24
Increase decrease in working capital consolidation scope changes	(54)	1
Increase decrease in working capital other	257	248
Short-term other receivables [Member]
Disclosure of detailed information about working capital [Line Items]
Balance working capital	484	602	324
Increase decrease in working capital exchange rate	(14)	5
Increase decrease in working capital consolidation scope changes	(3)	0
Increase decrease in working capital other	(101)	274
Short-term trade payables [Member]
Disclosure of detailed information about working capital [Line Items]
Balance working capital	(3,627)	(3,401)	(3,227)
Increase decrease in working capital exchange rate	174	(57)
Increase decrease in working capital consolidation scope changes	14	(3)
Increase decrease in working capital other	(415)	(115)
Short-term other payables [Member]
Disclosure of detailed information about working capital [Line Items]
Balance working capital	(553)	(502)	€ (419)
Increase decrease in working capital exchange rate	10	(6)
Increase decrease in working capital consolidation scope changes	24	6
Increase decrease in working capital other	€ (84)	€ (83)